FAIR VALUE MEASUREMENT (Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis) (Details) (Contingent Consideration Obligations [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contingent Consideration Obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the year	$ 7,896	$ 6,750
Acquisition date fair value of contingent consideration related to investment in CoolTouch (see Note 1b1)	100
Changes in the fair value of contingent consideration, net	(3,013)	1,146
Fair value at the end of the year	$ 4,983	$ 7,896